BORROWINGS - Borrowings by Nature (Details)		1 Months Ended	6 Months Ended
	Feb. 24, 2021	Nov. 30, 2017 USD ($)	Jun. 30, 2022 EUR (€)	Jun. 30, 2022 USD ($)	Jun. 30, 2022 CHF (SFr)	Dec. 31, 2021 EUR (€)	Feb. 28, 2021 EUR (€)	Feb. 28, 2021 USD ($)	Dec. 31, 2020 EUR (€)
Disclosure of detailed information about borrowings [line items]
Nominal value			€ 2,156,000,000
Gross lease liabilities			175,000,000
Arrangement fees			(22,000,000)
Accrued interests			24,000,000
Accrued interest lease liabilities			1,000,000
Total Borrowings			2,158,000,000			€ 2,129,000,000			€ 2,391,000,000
Lease liabilities			176,000,000			183,000,000
Non-current borrowings			1,949,000,000			1,871,000,000
Current borrowings			209,000,000			258,000,000
Secured Pan-U.S. ABL (due 2026)
Disclosure of detailed information about borrowings [line items]
Nominal value			145,000,000	$ 150,000,000
Arrangement fees			0
Accrued interests			1,000,000
Total Borrowings			146,000,000			0
Borrowing base			481,000,000	500,000,000
Accordion feature incremental increase | $				100,000,000
Secured French PGE French Facility (due 2022)
Disclosure of detailed information about borrowings [line items]
Nominal value			0			180,000,000
Arrangement fees			0
Accrued interests			0
Total Borrowings			0			180,000,000
Borrowing base | $				100,000,000
Senior Unsecured Notes due 2026
Disclosure of detailed information about borrowings [line items]
Nominal value		$ 500,000,000	€ 289,000,000	300,000,000
Nominal rate		587.50%	5.875%
Arrangement fees			€ (2,000,000)
Accrued interests			6,000,000
Total Borrowings			293,000,000			268,000,000
Senior Unsecured Note due 2026
Disclosure of detailed information about borrowings [line items]
Nominal value			€ 400,000,000
Nominal rate			4.25%
Arrangement fees			€ (4,000,000)
Accrued interests			6,000,000
Total Borrowings			402,000,000			402,000,000
Senior Unscured Notes due 2028
Disclosure of detailed information about borrowings [line items]
Nominal value			€ 313,000,000	325,000,000
Nominal rate			5.625%
Arrangement fees			€ (5,000,000)
Accrued interests			1,000,000
Total Borrowings			309,000,000			284,000,000
Sustainability-Linked Senior Notes Issued February 2021 Due 2029
Disclosure of detailed information about borrowings [line items]
Nominal value			€ 481,000,000	$ 500,000,000			€ 412,000,000	$ 500,000,000
Nominal rate	3.75%		3.75%
Arrangement fees			€ (6,000,000)
Accrued interests			4,000,000
Total Borrowings			479,000,000			438,000,000
Sustainability-Link Senior Notes Issued June 2021 due 2029
Disclosure of detailed information about borrowings [line items]
Nominal value			€ 300,000,000
Nominal rate			3.125%
Arrangement fees			€ (5,000,000)
Accrued interests			5,000,000
Total Borrowings			300,000,000			300,000,000
Unsecured Swiss Facility (due 2025)
Disclosure of detailed information about borrowings [line items]
Nominal value			€ 0		SFr 15,000,000
Nominal rate			1.175%
Arrangement fees			€ 0
Accrued interests			0
Total Borrowings			0			14,000,000
Other loans
Disclosure of detailed information about borrowings [line items]
Nominal value			53,000,000
Arrangement fees			0
Accrued interests			0
Total Borrowings			53,000,000			€ 60,000,000
Financing Arrangements
Disclosure of detailed information about borrowings [line items]
Total Borrowings			€ 39,000,000